Basis of presentation	12 Months Ended
Dec. 31, 2022
Basis of presentation [Abstract]
Basis of presentation
2.	Basis of presentation:

(a)	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and Interpretations issued by the International Financial Reporting Standards Interpretations Committee.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors on March 8, 2023.

(b)	Application of IFRS

IFRS does not currently provide specific guidance to address many aspects of the digital asset industry. The Company is required to make judgments as to the application of IFRS and the selection of its accounting policies. The Company has disclosed its presentation, recognition and derecognition, and measurement of digital assets, and the recognition of revenue as well as significant assumptions and judgments, however, if specific guidance is enacted by the IASB in the future, the impact may result in changes to the Company’s earnings and financial position as presented.

(c)	Basis of presentation

These consolidated financial statements have been prepared on a historical cost basis except for some financial instruments that have been measured at fair value. All amounts are presented in Canadian Dollars (“CAD”), unless otherwise stated.

Certain comparative figures have been reclassified where necessary to conform with current year presentation.

(d)	Consolidation

These consolidated financial statements include the assets, liabilities, revenues and expenses of the Company and all entities in which the Company has a controlling interest. Subsidiaries are entities that the Company controls either when it is exposed, or has rights, to variable returns from its involvement with the entities and has the ability to affect those returns through its power over the entities.

The significant operating subsidiaries of the Company included in the consolidated financial statements are as follows:

% Ownership
Hut 8 Holdings Inc.	100%
Hut 8 High Performance Computing Inc.	100%

All intercompany transactions, balances, income and expenses are eliminated on consolidation.

(e)	Functional and presentation currency

Items included in the consolidated financial statements of the Company and its wholly owned subsidiaries are measured using the currency of the primary economic environment in which the entity operates. These consolidated financial statements have been prepared in Canadian dollars, which is the Company’s functional and presentation currency.

(f)	Use of estimates and judgements

The preparation of the Company’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods. Actual results may differ from those estimates.

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next fiscal year are described below. The Company based its assumptions and estimates on parameters available when the financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company.

Estimates and underlying assumptions are reviewed by management on an ongoing basis, and revisions to accounting estimates are recognized in the period giving rise to the change.

The following are the significant judgement, estimates and assumptions that have been made in applying the Company’s accounting policies that have the most significant effect on the amounts in the consolidated financial statements:

(i)	Taxes and income taxes

Uncertainties exist with respect to the interpretation of complex tax regulations, changes in tax laws, and the amount and timing of future taxable income.

The Company’s liability for unrecognized tax benefits requires the use of assumptions and significant judgment to estimate the exposures associated with the Company’s filing position. Although the Company believes that the judgments and estimates made are reasonable, actual results could differ and resulting adjustments could materially affect effective income tax rate and income tax provision. Any changes, based on additional available information, are accounted for prospectively as a change in accounting estimate.

Provisions for taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of the reporting period. However, it is possible that at some future date an additional liability could result from audits by taxing authorities. Where the final outcome of these tax-related matters is different from the amounts that were initially recorded, such differences will affect the tax provisions in the period in which such determination is made.

(ii)	Impairment of non-financial assets and goodwill

Impairment exists when the carrying value of an asset exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. These calculations are based on available data, other observable inputs and projections of cash flows, all of which are subject to estimates and assumptions. Recoverable amounts are also sensitive to assumptions about the future usefulness of in-process development and the related marketing rights.

(iii)	Revenue recognition and value of digital assets

There is currently no specific definitive guidance in IFRS or alternative accounting frameworks for the accounting for the mining of digital assets and subsequent measurement of the digital assets held. Management has exercised significant judgment in determining appropriate accounting treatment. Management has determined that revenues should be recognized as the fair value of digital assets received in exchange for mining services on the date that digital assets are received and subsequently measured as an intangible asset. In the event authoritative guidance is enacted by the IASB, the Company may be required to change its policies which could result in a change in the Company’s financial position and earnings. Management has exercised significant judgement in determining the completion stage for this revenue stream and examined various factors surrounding the substance of the Company’s operations and determined the stage of completion being the completion and addition of a block to blockchain.

(iv)	Warrant liability

The Company uses the Black-Scholes method to determine the fair value of the warrant liability for the warrants that are not publicly traded. The Black-Scholes method requires significant judgement in determining the fair value such as volatility and a risk-free rate of return. A change in these inputs could lead to significant change in the fair value of the warrant liability. The Company uses the publicly listed prices for the warrants that are traded on the public markets to determine the fair value of the warrant liability.

(v)	Plant and equipment

Estimates of useful lives, residual values and methods of depreciation are reviewed annually. Any changes, based on additional available information, are accounted for prospectively as a change in accounting estimate.

(vi)	Functional and presentation currency

The functional currency of the Company has been assessed by management based on consideration of the currency and economic factors that mainly influence the Company’s digital currencies assets, production and operating costs, financing and related transactions. Specifically, the Company considers the currencies in which digital currencies are most commonly denominated and the currencies in which expenses are settled, by each entity, as well as the currency in which each entity receives or raises financing. Changes to these factors may have an impact on the judgment applied in the determination of the Company’s functional currency.

(vii)	Goodwill

The Company’s assessment of the recoverability of goodwill allocated to its cash-generating units involves significant estimates and assumptions regarding cash flow projections, growth projections, economic risk, and cost of capital. If future events or results differ adversely from these estimates and assumptions, the Company could incur impairment charges in future periods.

(viii)	Accounts receivable and other

The Company is required to assess whether accounts receivables are collectible from customers. Accordingly, Management establishes an allowance for expected credit losses (“ECLs”) for non-payment and delinquent accounts based on historic trends of the probability of default, timing of recoveries and the amount of loss incurred, adjusted for Management’s judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends. If future collections differ from estimates, future profits could be adversely affected.

(ix)	Business combinations

Management uses various valuation techniques when determining the fair values of certain assets and liabilities acquired in a business combination (see Note 5). Estimates that have an impact on the determination of fair values include the selected weighted average cost of capital, growth rate, and forecast of future cash flows.